[PROTECTIVE LETTERHEAD]

Steve M. Callaway

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3804

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 3, 2005

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:                         Protective Life Insurance Company

Protective Variable Annuity Separate Account

Protective Variable Annuity

Filing Pursuant to Rule 497(j) for

File No. 33-70984; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectus and the Statement of Additional Information being used in connection with the offering of the “Protective Variable Annuity”, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 15 for Protective Variable Annuity Separate Account as filed with the Commission on April 29, 2005 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ STEVE M. CALLAWAY

Steve M. Callaway